UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Castine Capital Management, LLC

Address:  One International Place
          Suite 2401
          Boston, Massachusetts 02110

13F File Number: 028-12177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul Magidson
Title:    Managing Member
Phone:    (617) 310-5190

Signature, Place and Date of Signing:


/s/ Paul Magidson             Boston, Massachusetts           November 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total:  $252,230
                                         (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COL 7        COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF I SSUER               TITLE OF CLASS    CUSIP       (x1000)   PRN AMT   PRN CALL DISCRETION  MNGRS  SOLE      SHARED   NONE
--------- -----               --------------    -----       -------   -------   --- ---- ----------  -----  ----      ------   ----
AMERICAN CAP LTD              COM              02503Y103    1,081       334,641 SH       SOLE        NONE     334,641
AON CORP                      COM              037389103    9,439       231,977 SH       SOLE        NONE     231,977
BANCORP INC DEL               COM              05969A105    5,148       900,000 SH       SOLE        NONE     900,000
BANCORP RHODE ISLAND INC      COM              059690107    3,347       134,000 SH       SOLE        NONE     134,000
BANK OF AMERICA CORPORATION   COM              060505104    6,768       400,000 SH       SOLE        NONE     400,000
BCSB BANCORP INC              COM              055367106    1,282       149,764 SH       SOLE        NONE     149,764
BENEFICIAL MUTUAL BANCORP IN  COM              08173R104    2,080       228,017 SH       SOLE        NONE     228,017
BOSTON PRIVATE FINL HLDGS IN  COM              101119105    1,211       187,100 SH       SOLE        NONE     187,100
CAPE BANCORP INC              COM              139209100    4,960       645,813 SH       SOLE        NONE     645,813
CENTURY BANCORP INC           CL A NON VTG     156432106    5,224       240,728 SH       SOLE        NONE     240,728
CHIMERA INVT CORP             COM              16934Q109   13,954     3,652,841 SH       SOLE        NONE   3,652,841
DANVERS BANCORP INC           COM              236442109    6,704       493,275 SH       SOLE        NONE     493,275
DORAL FINL CORP               COM NEW          25811P886      481       130,000 SH       SOLE        NONE     130,000
EAGLE BANCORP INC MD          COM              268948106    2,874       300,000 SH       SOLE        NONE     300,000
ESSA BANCORP INC              COM              29667D104    3,963       300,000 SH       SOLE        NONE     300,000
FIRST BUSEY CORP              COM              319383105    2,350       500,000 SH       SOLE        NONE     500,000
FIRST CMNTY BANCSHARES INC N  COM              31983A103    1,329       105,332 SH       SOLE        NONE     105,332
FNB CORP PA                   COM              302520101    2,844       400,000 SH       SOLE        NONE     400,000
FREIGHTCAR AMER INC           COM              357023100    6,756       278,036 SH       SOLE        NONE     278,036
GRAMERCY CAP CORP             COM              384871109      407       167,605 SH       SOLE        NONE     167,605
GREENLIGHT CAPITAL RE LTD     CL A             G4095J109   11,376       605,100 SH       SOLE        NONE     605,100
HARTFORD FINL SVCS GROUP INC  COM              416515104    5,300       200,000 SH       SOLE        NONE     200,000
HERITAGE FINL CORP WASH       COM              42722X106    4,603       350,000 SH       SOLE        NONE     350,000
HILLTOP HOLDINGS INC          COM              432748101    5,517       450,000 SH       SOLE        NONE     450,000
HOME FED BANCORP INC MD       COM              43710G105    9,742       853,051 SH       SOLE        NONE     853,051
ISTAR FINL INC                COM              45031U101      220        72,400 SH       SOLE        NONE      72,400
KEYCORP NEW                   COM              493267108    5,200       800,000 SH       SOLE        NONE     800,000
LENNAR CORP                   CL B             526057302   25,809     2,284,000 SH       SOLE        NONE   2,284,000
LOEWS CORP                    COM              540424108   12,844       375,000 SH       SOLE        NONE     375,000
METRO BANCORP INC PA          COM              59161R101    4,868       400,000 SH       SOLE        NONE     400,000
MFA FINANCIAL INC             COM              55272X102    3,980       500,000 SH       SOLE        NONE     500,000
NEWPORT BANCORP INC           COM              651754103    5,045       394,145 SH       SOLE        NONE     394,145
PLATINUM UNDERWRITER HLDGS L  COM              G7127P100    3,340        93,200 SH       SOLE        NONE      93,200
PROVIDENT FINL HLDGS INC      COM              743868101    4,968       615,566 SH       SOLE        NONE     615,566
REDWOOD TR INC                COM              758075402    2,635       170,000 SH       SOLE        NONE     170,000
REGIONS FINANCIAL CORP NEW    COM              7591EP100    4,968       800,000 SH       SOLE        NONE     800,000
S & T BANCORP INC             COM              783859101    4,257       328,496 SH       SOLE        NONE     328,496
SEACOAST BKG CORP FLA         COM              811707306    3,780     1,500,000 SH       SOLE        NONE   1,500,000
SPDR GOLD TRUST               GOLD SHS         78463V107   10,138       102,559 SH       SOLE        NONE     102,559
SUNTRUST BKS INC              COM              867914103    8,456       375,000 SH       SOLE        NONE     375,000
TRADESTATION GROUP INC        COM              89267P105      682        83,659 SH       SOLE        NONE      83,659
UNITED FINANCIAL BANCORP INC  COM              91030T109    5,142       444,050 SH       SOLE        NONE     444,050
WEBSTER FINL CORP CONN        COM              947890109    8,361       670,455 SH       SOLE        NONE     670,455
WELLS FARGO & CO NEW          COM              949746101    2,805        99,549 SH       SOLE        NONE      99,549
WESTERN ALLIANCE BANCORP      COM              957638109    2,366       375,000 SH       SOLE        NONE     375,000
WHITE MTNS INS GROUP LTD      COM              G9618E107    7,675        25,000 SH       SOLE        NONE      25,000
WILLIS LEASE FINANCE CORP     COM              970646105    5,952       435,401 SH       SOLE        NONE     435,401

SK 21745 0002 1042942